REVENUE (Details Narrative)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue percentage description	For the year ended December 31, 2025, Honduras, Mexico and Brazil represented 25.0%, 26.7% and 48.3% of the Company´s revenue, respectively (29.9%, 33.1% and 37.0% in 2024; 29.3%, 42.4% and 28.3% in 2023). For the year ended December 31, 2025, the Company´s main clients were Asahi Refining Inc, Trafigura México, S.A. de C.V., Auramet International, Inc and Metalor Technologies SA., which represented 53.4%, 26.9%, 12.7%, 6.5% of the Company´s revenue, respectively (18.9%, 31.1%, 48.8%, 0.0% in 2024; 21.4%, 40.7%, 36.2% and 0% in 2023).